Morningstar Conservative ETF Asset Allocation Portfolio

Schedule of Investments

As of September 30, 2019 (Unaudited)

Security Description	Shares	Value
Exchange Traded Funds - 99.09%
iShares - 6.92%
Core S&P 500® ETF	2,303	$687,491
JP Morgan USD Emerging Markets Bond ETF	10,602	1,201,737
MSCI EAFE Value ETF	3,619	171,432
MSCI United Kingdom ETF	10,799	339,413

Total iShares		2,400,073

Other - 92.17%
PIMCO Enhanced Short Maturity Active ETF	3,357	341,508
Schwab US TIPS ETF	18,333	1,040,581
VanEck Vectors® J.P. Morgan EM Local Currency Bond ETF	62,316	2,056,428
Vanguard® Consumer Staples ETF	3,345	523,693
Vanguard® FTSE Developed Markets ETF	47,352	1,945,220
Vanguard® FTSE Emerging Markets ETF	16,858	678,703
Vanguard® Intermediate-Term Government Bond ETF	15,681	1,045,452
Vanguard® Mid-Cap Value ETF	3,027	342,051
Vanguard® Mortgage-Backed Securities ETF	52,155	2,777,775
Vanguard® Short-Term Bond ETF	85,938	6,942,931
Vanguard® Short-Term Corporate Bond ETF	29,975	2,429,474
Vanguard® Short-Term Inflation-Protected Securities ETF	20,893	1,024,802
Vanguard® Total Bond Market ETF	111,500	9,413,945
Vanguard® Total Stock Market ETF	5,719	863,569
Vanguard® Value ETF	4,640	517,917

Total Other		31,944,049

Total Exchange Traded Funds
(Cost $33,337,165)		34,344,122
Security Description	7-Day Yield	Shares	Value
Short-Term Investments - 1.01%
State Street Institutional Treasury Plus Money Market Fund	1.860%	349,976	$349,976

Total Short-Term Investments
(Cost $349,976)			349,976

Total Investments - 100.10%
(Total cost $33,687,141)			34,694,098

Liabilities in Excess of Other Assets - (0.10)%			(35,897)

Net Assets - 100.00%			$34,658,201

See Notes to Quarterly Schedule of Investments.

Morningstar Income and Growth ETF Asset Allocation Portfolio

Schedule of Investments

As of September 30, 2019 (Unaudited)

Security Description	Shares	Value
Exchange Traded Funds - 99.36%
iShares - 13.52%
Core S&P 500® ETF	9,531	$2,845,194
Core S&P® Mid-Cap ETF	9,185	1,774,818
JP Morgan USD Emerging Markets Bond ETF	15,790	1,789,796
MSCI EAFE Value ETF	37,983	1,799,255
MSCI United Kingdom ETF	45,928	1,443,517

Total iShares		9,652,580

Other - 85.84%
Franklin FTSE Japan ETF	29,335	731,615
PIMCO Enhanced Short Maturity Active ETF	7,062	718,417
Schwab US TIPS ETF	31,678	1,798,043
VanEck Vectors® J.P. Morgan EM Local Currency Bond ETF	97,469	3,216,477
Vanguard® Consumer Staples ETF	11,473	1,796,213
Vanguard® FTSE Developed Markets ETF	95,635	3,928,686
Vanguard® FTSE Emerging Markets ETF	86,140	3,467,996
Vanguard® Health Care ETF	4,198	703,921
Vanguard® Intermediate-Term Government Bond ETF	21,695	1,446,406
Vanguard® Mid-Cap Value ETF	6,327	714,951
Vanguard® Mortgage-Backed Securities ETF	67,625	3,601,707
Vanguard® Short-Term Bond ETF	115,725	9,349,423
Vanguard® Short-Term Corporate Bond ETF	39,994	3,241,514
Vanguard® Short-Term Inflation-Protected Securities ETF	29,026	1,423,725
Vanguard® Total Bond Market ETF	209,454	17,684,201
Vanguard® Total Stock Market ETF	28,215	4,260,465
Vanguard® Value ETF	19,166	2,139,309
Xtrackers MSCI EAFE Hedged Equity ETF	33,554	1,085,136

Total Other		61,308,205

Total Exchange Traded Funds
(Cost $67,641,416)		70,960,785
Security Description	7-Day Yield	Shares	Value
Short-Term Investments - 0.89%
State Street Institutional Treasury Plus Money Market Fund	1.860%	637,538	$637,538

Total Short-Term Investments
(Cost $637,538)			637,538

Total Investments - 100.25%
(Total cost $68,278,954)			71,598,323

Liabilities in Excess of Other Assets - (0.25)%			(176,169)

Net Assets - 100.00%			$71,422,154

See Notes to Quarterly Schedule of Investments.

Morningstar Balanced ETF Asset Allocation Portfolio

Schedule of Investments

As of September 30, 2019 (Unaudited)

Security Description	Shares	Value
Exchange Traded Funds - 99.53%
iShares - 22.89%
Core S&P 500® ETF	45,997	$13,731,024
Core S&P® Mid-Cap ETF	62,157	12,010,597
JP Morgan USD Emerging Markets Bond ETF	31,029	3,517,137
MSCI EAFE Value ETF	103,878	4,920,701
MSCI United Kingdom ETF	155,144	4,876,176

Total iShares		39,055,635

Other - 76.64%
Franklin FTSE Japan ETF	107,441	2,679,578
PIMCO Enhanced Short Maturity Active ETF	17,277	1,757,589
VanEck Vectors® J.P. Morgan EM Local Currency Bond ETF	180,308	5,950,164
Vanguard® Consumer Staples ETF	39,239	6,143,258
Vanguard® FTSE Developed Markets ETF	353,661	14,528,394
Vanguard® FTSE Emerging Markets ETF	298,462	12,016,080
Vanguard® Health Care ETF	15,822	2,653,033
Vanguard® Mortgage-Backed Securities ETF	67,137	3,575,717
Vanguard® Short-Term Bond ETF	171,144	13,826,724
Vanguard® Short-Term Corporate Bond ETF	33,151	2,686,889
Vanguard® Short-Term Inflation-Protected Securities ETF	54,024	2,649,877
Vanguard® Total Bond Market ETF	469,285	39,621,732
Vanguard® Total Stock Market ETF	79,966	12,074,866
Vanguard® Value ETF	47,513	5,303,401
Xtrackers MSCI EAFE Hedged Equity ETF	163,132	5,275,689

Total Other		130,742,991

Total Exchange Traded Funds
(Cost $156,879,384)		169,798,626
Security Description	7-Day Yield	Shares	Value
Short-Term Investments - 0.52%
State Street Institutional Treasury Plus Money Market Fund	1.860%	886,722	$886,722

Total Short-Term Investments
(Cost $886,722)			886,722

Total Investments - 100.05%
(Total cost $157,766,106)			170,685,348

Liabilities in Excess of Other Assets - (0.05)%			(91,801)

Net Assets - 100.00%			$170,593,547

See Notes to Quarterly Schedule of Investments.

Morningstar Growth ETF Asset Allocation Portfolio

Schedule of Investments

As of September 30, 2019 (Unaudited)

Security Description	Shares	Value
Exchange Traded Funds - 100.08%
iShares - 28.59%
Core S&P 500® ETF	77,144	$23,029,027
Core S&P® Mid-Cap ETF	96,457	18,638,386
JP Morgan USD Emerging Markets Bond ETF	19,311	2,188,902
MSCI EAFE Value ETF	208,714	9,886,782
MSCI United Kingdom ETF	279,714	8,791,411

Total iShares		62,534,508

Other - 71.49%
Franklin FTSE Japan ETF	218,400	5,446,896
VanEck Vectors® J.P. Morgan EM Local Currency Bond ETF	165,836	5,472,588
Vanguard® Consumer Staples ETF	63,314	9,912,440
Vanguard® FTSE Developed Markets ETF	453,433	18,627,028
Vanguard® FTSE Emerging Markets ETF	534,882	21,534,349
Vanguard® Health Care ETF	32,206	5,400,302
Vanguard® Short-Term Bond ETF	176,532	14,262,020
Vanguard® Small-Cap ETF	14,204	2,185,854
Vanguard® Total Bond Market ETF	376,833	31,816,010
Vanguard® Total Stock Market ETF	130,599	19,720,449
Vanguard® Value ETF	118,266	13,200,851
Xtrackers MSCI EAFE Hedged Equity ETF	272,256	8,804,759

Total Other		156,383,546

Total Exchange Traded Funds
(Cost $200,940,762)		218,918,054

Security Description	7-Day Yield	Shares	Value
Short-Term Investments - 0.03%
State Street Institutional Treasury Plus Money Market Fund	1.860%	60,212	$60,212

Total Short-Term Investments
(Cost $60,212)			60,212

Total Investments - 100.11%
(Total cost $201,000,974)			218,978,266

Liabilities in Excess of Other Assets - (0.11)%			(237,555)

Net Assets - 100.00%			$218,740,711

See Notes to Quarterly Schedule of Investments.

Morningstar Aggressive Growth ETF Asset Allocation Portfolio

Schedule of Investments

As of September 30, 2019 (Unaudited)

Security Description	Shares	Value
Exchange Traded Funds - 100.01%
iShares - 32.24%
Core S&P 500® ETF	43,049	$12,850,987
Core S&P® Mid-Cap ETF	52,796	10,201,771
MSCI EAFE Value ETF	130,070	6,161,416
MSCI United Kingdom ETF	170,096	5,346,117

Total iShares		34,560,291

Other - 67.77%
Franklin FTSE Japan ETF	129,684	3,234,319
Schwab Fundamental Emerging Markets Large Company Index ETF	156,063	4,273,005
Vanguard® Consumer Staples ETF	37,881	5,930,649
Vanguard® FTSE Developed Markets ETF	241,376	9,915,726
Vanguard® FTSE Emerging Markets ETF	211,872	8,529,967
Vanguard® Health Care ETF	19,186	3,217,109
Vanguard® Short-Term Bond ETF	53,104	4,290,272
Vanguard® Small-Cap ETF	10,468	1,610,921
Vanguard® Total Bond Market ETF	70,180	5,925,297
Vanguard® Total Stock Market ETF	85,138	12,855,838
Vanguard® Value ETF	67,128	7,492,827
Xtrackers MSCI EAFE Hedged Equity ETF	165,894	5,365,012

Total Other		72,640,942

Total Exchange Traded Funds
(Cost $99,478,956)		107,201,233

Security Description	7-Day Yield	Shares	Value
Short-Term Investments - 0.64%
State Street Institutional Treasury Plus Money Market Fund	1.860%	687,441	$687,441

Total Short-Term Investments
(Cost $687,441)			687,441

Total Investments - 100.65%
(Total cost $100,166,397)			107,888,674

Liabilities in Excess of Other Assets - (0.65)%			(694,640)

Net Assets - 100.00%			$107,194,034

See Notes to Quarterly Schedule of Investments.

ALPS | Alerian Energy Infrastructure Portfolio

Schedule of Investments

As of September 30, 2019 (Unaudited)

Security Description	Shares	Value
Canadian Energy Infrastructure Companies - 32.58%
Enbridge, Inc.	214,796	$7,538,977
Gibson Energy, Inc.	65,641	1,127,171
Inter Pipeline, Ltd.	186,253	3,268,583
Keyera Corp.	95,891	2,328,425
Pembina Pipeline Corp.	97,017	3,596,260
TC Energy Corp.	118,261	6,123,489

Total Canadian Energy Infrastructure Companies
(Cost $22,034,240)		23,982,905

U.S. Energy Infrastructure Companies - 30.52%
Cheniere Energy, Inc. (1)	57,270	3,611,446
Equitrans Midstream Corp.	176,994	2,575,263
Kinder Morgan, Inc.	240,383	4,954,294
Macquarie Infrastructure Corp.	33,253	1,312,496
ONEOK, Inc.	49,336	3,635,570
SemGroup Corp., Class A	35,675	582,929
Tallgrass Energy LP	71,132	1,432,598
Targa Resources Corp.	99,645	4,002,740
Tellurian, Inc. (1)	42,471	353,146

Total U.S. Energy Infrastructure Companies
(Cost $23,786,626)		22,460,482

U.S. Energy Infrastructure MLPs - 24.35%
BP Midstream Partners LP	7,048	102,901
CNX Midstream Partners LP	6,190	87,279
Crestwood Equity Partners LP	7,289	266,121
Enable Midstream Partners LP	13,208	158,892
Energy Transfer LP	333,765	4,365,646
Enterprise Products Partners LP	218,754	6,251,989
Genesis Energy LP	16,125	346,204
Holly Energy Partners LP	6,733	170,143
Magellan Midstream Partners LP	33,615	2,227,666
MPLX LP	57,482	1,610,071
NGL Energy Partners LP	17,204	239,308
Noble Midstream Partners LP	3,187	76,871
NuStar Energy LP	14,479	410,045
Phillips 66 Partners LP	8,258	467,568
Shell Midstream Partners LP	18,260	373,417
Summit Midstream Partners LP	6,027	29,291
Western Gas Partners LP	29,774	741,075

Total U.S. Energy Infrastructure MLPs
(Cost $19,677,666)		17,924,487

U.S. General Partners - 12.14%
Antero Midstream Corp.	116,344	860,946
EnLink Midstream LLC	117,363	997,586
Plains GP Holdings LP, Class A	164,192	3,485,796
Security Description	Shares	Value
U.S. General Partners (continued)
The Williams Cos., Inc.	149,306	$3,592,302

Total U.S. General Partners
(Cost $11,380,865)		8,936,630

Total Investments - 99.59%
(Total cost $76,879,397)		73,304,504

Other Assets in Excess of Liabilities - 0.41%		299,126

Net Assets - 100.00%		$73,603,630

(1)	Non-income producing security.

See Notes to Quarterly Schedule of Investments.

ALPS | Red Rocks Listed Private Equity Portfolio

Schedule of Investments

As of September 30, 2019 (Unaudited)

Security Description	Shares	Value
Closed-End Funds - 20.37%
Financials - 20.37%
3i Infrastructure PLC	68,638	$249,215
HarbourVest Global Private Equity, Ltd. (1)	79,343	1,737,918
HBM Healthcare Investments AG, Class A	4,100	794,070
HgCapital Trust PLC	273,000	772,030
ICG Enterprise Trust PLC	30,179	321,712
NB Private Equity Partners, Ltd.	40,757	568,777
Pantheon International PLC Fund (1)	49,300	1,406,303

Total Financials		5,850,025

Total Closed-End Funds
(Cost $4,889,790)		5,850,025

Common Stocks - 77.07%
Communication Services - 8.87%
IAC/InterActiveCorp (1)	6,580	1,434,242
Liberty Formula One, Class A (1)	13,500	534,465
Liberty SiriusXM, Class A (1)	13,900	577,823

Total Communication Services		2,546,530

Consumer Discretionary - 1.43%
Naspers, Ltd., N Shares	1,820	275,565
Prosus NV (1)	1,820	133,603

Total Consumer Discretionary		409,168

Consumer Staples - 1.41%
Schouw & Co. AB	5,800	405,315

Financials - 54.86%
3i Group PLC	81,600	1,167,882
Apollo Global Management, Inc., Class A	13,600	514,352
Ares Capital Corp.	58,800	1,095,738
AURELIUS Equity Opportunities SE & Co. KGaA	18,200	751,687
Berkshire Hathaway, Inc., Class B (1)	5,150	1,071,303
Blackstone Group, Inc., Class A	27,350	1,335,775
Brederode SA	7,650	585,713
Brookfield Asset Management, Inc., Class A	19,150	1,016,673
Cannae Holdings, Inc. (1)	22,200	609,834
Carlyle Group LP	19,700	503,532
Compass Diversified Holdings LP	13,800	271,998
Eurazeo SE	5,901	438,853
EXOR N.V.	6,000	401,840
Security Description	Shares	Value
Financials (continued)
FS KKR Capital Corp.	163,300	$952,039
Intermediate Capital Group PLC	46,700	835,065
Investor AB, B Shares	13,300	649,536
KKR & Co. LP, Class A	40,500	1,087,425
New Mountain Finance Corp.	37,600	512,488
Partners Group Holding AG	1,160	890,829
Princess Private Equity Holding, Ltd.	38,200	404,704
Standard Life Private Equity	150,697	652,215

Total Financials		15,749,481

Health Care - 1.95%
Danaher Corp.	3,880	560,389

Industrials - 5.76%
Aalberts NV	7,000	277,208
Brookfield Business Partners LP	10,900	426,999
Colfax Corp. (1)	27,900	810,774
Melrose Industries PLC	56,000	138,738

Total Industrials		1,653,719

Utilities - 2.79%
Brookfield Infrastructure Partners LP, Class A	16,150	801,202

Total Common Stocks
(Cost $19,479,272)		22,125,804

Security Description	7-Day Yield	Shares	Value
Short-Term Investments - 3.30%
State Street Institutional Treasury Plus Money Market Fund	1.860%	948,093	$948,093

Total Short-Term Investments
(Cost $948,093)			948,093

Total Investments - 100.74%
(Total cost $25,317,155)			28,923,922

Liabilities in Excess of Other Assets - (0.74)%			(211,278)

Net Assets - 100.00%			$28,712,644

(1)	Non-income producing security.

See Notes to Quarterly Schedule of Investments.

ALPS | Stadion Core ETF Portfolio

Schedule of Investments

As of September 30, 2019 (Unaudited)

Other Assets in Excess of Liabilities - 100.00%	$17,101,943

Net Assets - 100.00%	$17,101,943

See Notes to Quarterly Schedule of Investments.

ALPS | Stadion Tactical Growth Portfolio

Schedule of Investments

As of September 30, 2019 (Unaudited)

Other Assets in Excess of Liabilities - 100.00%	$5,363,336

Net Assets - 100.00%	$5,363,336

See Notes to Quarterly Schedule of Investments.

ALPS Variable Investment Trust

Notes to Quarterly Schedules of Investments

September 30, 2019 (Unaudited)

1. Organization

ALPS Variable Investment Trust (the “Trust”) is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company and is organized as a Delaware business trust by a Declaration of Trust dated July 26, 2000. The Schedules of Investments herein relate to the following nine series of the Trust: Morningstar Conservative ETF Asset Allocation Portfolio, Morningstar Income and Growth ETF Asset Allocation Portfolio, Morningstar Balanced ETF Asset Allocation Portfolio, Morningstar Growth ETF Asset Allocation Portfolio, Morningstar Aggressive Growth ETF Asset Allocation Portfolio (each a “Morningstar Portfolio,” and collectively the “Morningstar Portfolios”), ALPS | Alerian Energy Infrastructure Portfolio, ALPS | Red Rocks Listed Private Equity Portfolio, ALPS | Stadion Core ETF Portfolio and ALPS | Stadion Tactical Growth Portfolio (the ALPS | Stadion Core ETF Portfolio and the ALPS | Stadion Tactical Growth Portfolio are each a “Stadion Portfolio,” and collectively the “Stadion Portfolios”) (each, a “Portfolio,” and collectively, the “Portfolios”). The Morningstar Portfolios and the ALPS | Alerian Energy Infrastructure Portfolio are each considered non-diversified under the 1940 Act and may invest a greater portion of their assets in a more limited number of issuers than a diversified portfolio. The ALPS | Red Rocks Listed Private Equity Portfolio and the Stadion Portfolios have each elected to qualify as diversified Portfolios under the 1940 Act.

The Morningstar Portfolios offer Class I and Class II shares. ALPS | Alerian Energy Infrastructure Portfolio, ALPS | Red Rocks Listed Private Equity Portfolio, and the Stadion Portfolios offer Class I and Class III shares. Each class has equal rights as to class and voting privileges. The classes differ principally in the applicable distribution and shareholder service fees. Shareholders of each class also bear certain expenses that pertain to that particular class. All shareholders bear the common expenses of the Portfolios and earn income and realized gains/losses from the Portfolios pro rata based on the average daily net assets of each class, without distinction between share classes. Dividends are determined separately for each class based on income and expenses allocable to each class. Realized gain distributions are allocated to each class pro rata based on the shares outstanding of each class on the date of distribution. Common expenses of the Portfolios (including legal fees, printing and mailing fees, and fees and expenses of the independent trustees) are allocated to each Portfolio in proportion to its average daily net assets. Expenses directly attributable to a particular Portfolio (including advisory, custodial, registration, professional and audit fees) are charged directly to that Portfolio. Differences in per share dividend rates generally result from differences in separate class expenses, including distribution and shareholder service fees, if applicable.

Under the Trust’s organizational documents, its Officers and Trustees are indemnified against certain liability arising out of the performance of their duties with respect to the Portfolios. In addition, in the normal course of business, the Trust, on behalf of the Portfolios, enters into contracts with vendors and others that provide general indemnification to the extent permissible under law. Each Portfolio’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Trust and/or the Portfolios.

The Portfolios are investment vehicles for variable annuity contracts and variable life insurance policies. The Portfolios also may be used as investment vehicles for qualified pension and retirement plans and certain registered and unregistered separate accounts. Shares of the Portfolios are offered only to participating insurance companies and their separate accounts to fund the benefits of variable annuity contracts and variable life insurance policies, qualified pensions, retirement plans or registered and unregistered separate accounts. Shares are not offered to the general public.

Each variable annuity contract and variable life insurance policy owner (“Contract Owner”) and retirement plan participant (“Participant”) also incurs fees associated with the variable annuity, variable life insurance or retirement plan through which he or she invested. As a Contract Owner or Participant, you may incur additional fees and different terms and conditions associated with your investment program that are not disclosed in the Portfolios’ Financial Statements.

2. SIGNIFICANT ACCOUNTING POLICIES

The Portfolios’ Schedules of Investments are prepared in accordance with accounting principles generally accepted in the United States of America (“GAAP”). This requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from these estimates. Each Portfolio is considered an investment company under GAAP and follows the accounting and reporting guidance applicable to investment companies in the Financial Accounting Standards Board Accounting Standards Codification Topic 946.

Security Valuation: The price of Portfolio shares (“net asset value”) is determined as of the close of the regular session of trading on the New York Stock Exchange (“NYSE”) (usually 4:00 p.m. Eastern Time), on each day the NYSE is open for business. Securities, including Exchange Traded Funds (“ETFs”) and Exchange Traded Notes (“ETNs”) for which exchange quotations are readily available, are valued at the last sale price, or if no sale price or if traded on the over-the-counter market, at the mean between the last bid and ask price. Shares of an open-end investment company are valued at that investment company’s net asset value per share. Securities for which quotations are not readily available are valued under procedures established by the Trust’s Board of Trustees (the “Board”) to determine fair value in good faith.

Securities traded on one or more of the U.S. national securities exchanges, the NASDAQ Stock Market LLC or any foreign stock exchange will be valued at the last sale price or the official closing price on the exchange or system where such securities are principally traded for the business day as of which such value is being determined.

Each Portfolio’s investments are valued at market value or, in the absence of market value with respect to any portfolio securities, at fair value according to procedures adopted by the Board. When market quotations are not readily available, or in management’s judgment they do not accurately reflect fair value of a security, or an event occurs after the market close but before the Portfolio is priced that materially affects the value of a security, the securities will be valued by the adviser using fair valuation procedures established by the Board. Examples of potentially significant events that could materially impact the value of a security include, but are not limited to, company specific announcements, significant market volatility, natural disasters, armed conflicts, significant governmental actions, or a security’s trading has been halted, suspended or the security has not traded since the prior day and the closure of the primary trading market at a time when under normal conditions it would be open.

In the case of foreign securities, management may consider the following when determining the “fair value” of a security: (a) the country’s or geographic region’s political and economic environment; (b) the nature of any significant events which have occurred from the time of the market quotation to the valuation of each Portfolio’s net asset value which may materially impact each Portfolio’s net asset valuation; (c) American Depository Receipt trading; (d) Exchange-Traded Fund trading; (e) foreign currency exchange activity; (f) other relevant matters; and (g) if a stock split occurs on a Japanese exchange, management will fair value using the last day of trading price until the security commences trading again.

ALPS | Red Rocks Listed Private Equity Portfolio uses a fair valuation model provided by an independent pricing service, which is intended to reflect fair value when a security’s value or a meaningful portion of the Fund’s portfolio is believed to have been materially affected by a valuation event that has occurred between the close of the exchange or market on which the security is traded and the close of the regular trading on the NYSE.

If the current price of a foreign security is unavailable as a result of a foreign stock exchange’s closure for a foreign holiday, such foreign security’s value will be the closing price of such security on the last day such foreign exchange was open, adjusted by the current foreign exchange rate, assuming there are no significant events which occurred which may materially impact each Portfolio’s net asset value determination.

Fair Value Measurements: The Portfolios disclose the classification of their fair value measurements following a three-tier hierarchy based on the inputs used to measure fair value. Inputs refer broadly to the assumptions that market participants would use in pricing the asset or liability, including assumptions about risk. Inputs may be observable or unobservable. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability that are developed based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability that are developed based on the best information available.

Valuation techniques used to value the Portfolios’ investments by major category are as follows:

Equity securities, exchange-traded funds and limited partnerships for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the mean of the most recent quoted bid and ask prices on such day and are generally categorized as Level 2 in the hierarchy. Investments in open-end mutual funds are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

Various inputs are used in determining the value of each Portfolio’s investments as of the reporting period end. When inputs used fall into different levels of the fair value hierarchy, the level in the hierarchy within which the fair value measurement falls for an investment is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The designated input levels are not necessarily an indication of the risk or liquidity associated with these investments. These inputs are categorized in the following hierarchy under applicable financial accounting standards:

Level 1 –	Unadjusted quoted prices in active markets for identical investments, unrestricted assets or liabilities that a Portfolio has the ability to access at the measurement date;

Level 2 –	Quoted prices which are not active, quoted prices for similar assets or liabilities in active markets or inputs other than quoted prices that are observable (either directly or indirectly) for substantially the full term of the asset or liability; and

Level 3 –

Significant unobservable prices or inputs (including the Portfolio’s own assumptions in determining the fair value of investments) where there is little or no market activity for the asset or liability at the measurement date.

The following is a summary of the inputs used to value each Portfolio’s investments as of September 30, 2019:

Morningstar Conservative ETF Asset Allocation Portfolio
	Valuation Inputs
Investments in Securities at Value	Level 1	Level 2	Level 3	Total
Exchange Traded Funds	$34,344,122	$–	$–	$34,344,122
Short-Term Investments	349,976	–	–	349,976
Total	$34,694,098	$–	$–	$34,694,098

Morningstar Income and Growth ETF Asset Allocation Portfolio
	Valuation Inputs
Investments in Securities at Value	Level 1	Level 2	Level 3	Total
Exchange Traded Funds	$70,960,785	$–	$–	$70,960,785
Short-Term Investments	637,538	–	–	637,538
Total	$71,598,323	$–	$–	$71,598,323

Morningstar Balanced ETF Asset Allocation Portfolio
	Valuation Inputs
Investments in Securities at Value	Level 1	Level 2	Level 3	Total
Exchange Traded Funds	$169,798,626	$–	$–	$169,798,626
Short-Term Investments	886,722	–	–	886,722
Total	$170,685,348	$–	$–	$170,685,348

Morningstar Growth ETF Asset Allocation Portfolio
	Valuation Inputs
Investments in Securities at Value	Level 1	Level 2	Level 3	Total
Exchange Traded Funds	$218,918,054	$–	$–	$218,918,054
Short-Term Investments	60,212	–	–	60,212
Total	$218,978,266	$–	$–	$218,978,266

Morningstar Aggressive Growth ETF Asset Allocation Portfolio
	Valuation Inputs
Investments in Securities at Value	Level 1	Level 2	Level 3	Total
Exchange Traded Funds	$107,201,233	$–	$–	$107,201,233
Short-Term Investments	687,441	–	–	687,441
Total	$107,888,674	$–	$–	$107,888,674

ALPS | Alerian Energy Infrastructure Portfolio
	Valuation Inputs
Investments in Securities at Value	Level 1	Level 2	Level 3	Total
Canadian Energy Infrastructure Companies	$23,982,905	$–	$–	$23,982,905
U.S. Energy Infrastructure Companies	22,460,482	–	–	22,460,482
U.S. Energy Infrastructure MLPs	17,924,487	–	–	17,924,487
U.S. General Partners	8,936,630	–	–	8,936,630
Total	$73,304,504	$–	$–	$73,304,504

ALPS | Red Rocks Listed Private Equity Portfolio
	Valuation Inputs
Investments in Securities at Value	Level 1	Level 2	Level 3	Total
Closed-End Funds	$3,068,822	$2,781,203	$–	$5,850,025
Common Stocks	15,307,573	6,818,231	–	22,125,804
Short-Term Investments	948,093	–	–	948,093
Total	$19,324,488	$9,599,434	$–	$28,923,922

The Portfolios did not have significant unobservable inputs (Level 3) used in determining fair value for the nine months ended September 30, 2019.

Master Limited Partnerships (“MLPs”): Pursuant to Section 851(b)(3) of the Code, the ALPS | Alerian Energy Infrastructure Portfolio may invest no more than 25% of the value of its total assets in the securities of one or more qualified publicly traded partnerships, which include MLPs. Unlike direct investments in MLPs, income and losses from the Alerian Energy Infrastructure Portfolio’s investments in MLPs will not directly flow through to the personal tax returns of shareholders. The ALPS | Alerian Energy Infrastructure Portfolio will report distributions from its investments, including MLPs, made to shareholders annually on Form 1099. Shareholders will not, solely by virtue of their status as ALPS | Alerian Energy Infrastructure Portfolio shareholders, be treated as engaged in the business conducted by underlying MLPs for federal or state income tax purposes or for purposes of the tax on unrelated business income of tax-exempt organizations. MLPs are publicly traded partnerships engaged in, among other things, the transportation, storage and processing of minerals and natural resources, and are treated as partnerships for U.S. federal income tax purposes. By confining their operations to these specific activities, MLP interests, or units, are able to trade on public securities exchanges exactly like the shares of a corporation, without entity level income taxation. To qualify as an MLP and not be taxed as a corporation for income tax purposes, a partnership must, for any taxable year, receive at least 90% of its income from qualifying sources as set forth in Section 7704(d) of the Code. These qualifying sources include, among other things, certain natural resource-based activities such as the processing, transportation and storage of any mineral or natural resources. MLPs generally have two classes of owners, the general partner and limited partners. The general partner of an MLP is typically owned by a major energy company, an investment fund, the direct management of the MLP, or is an entity owned by one or more of such parties. The general partner may be structured as a private or publicly traded corporation or other entity. The general partner typically controls the operations and management of the MLP through an up to 2% equity interest in the MLP plus, in many cases, ownership of common units and subordinated units. Limited partners typically own the remainder of the partnership, through ownership of common units, and have a limited role in the partnership’s operations and management.

Non-U.S. Securities Risk: The ALPS | Alerian Energy Infrastructure Portfolio and the ALPS | Red Rocks Listed Private Equity Portfolio invest directly in securities of non-U.S. issuers which involve risks not ordinarily associated with investments in securities and instruments of U.S. issuers. Non-U.S. securities exchanges, brokers and companies may be subject to less government supervision and regulation than exists in the U.S. Dividend and interest income may be subject to withholding and other non-U.S. taxes, which may adversely affect the net return on such investments. There may be difficulty in obtaining or enforcing a court judgment abroad. In addition, it may be difficult to effect repatriation of capital invested in certain countries. When investing in securities issued by non-U.S. issuers, there is also the risk that the value of such an investment, measured in U.S. dollars, will decrease because of unfavorable changes in currency exchange rates.

Security Transactions and Investment Income: Investment security transactions are accounted for as of the trade date. Dividend income is recorded on the ex-dividend date. Realized gains and losses from securities transactions and unrealized appreciation and depreciation of securities are determined using the identified cost basis.

The books and records of the Portfolios are maintained in U.S. dollars. Investment valuations and other assets and liabilities initially expressed in foreign currencies are converted each business day into U.S. dollars based upon current exchange rates.

3. subsequent event

On June 6, 2019, the Board, based upon the recommendation of ALPS Advisors, Inc., determined to close and liquidate the ALPS | Stadion Core ETF Portfolio and the ALPS | Stadion Tactical Growth Portfolio (each a “Fund”). The Board concluded that it would be in the best interests of each Fund and each Fund’s shareholders that each Fund be closed and liquidated as series of the Trust. The Funds were liquidated on October 18, 2019.